Estimated unrecognized deferred compensation (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2015 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,144
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 3 months 19 days
Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 176
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	230
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	165
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	573
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,118
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 2 months 14 days
Bank | Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 155
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	230
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	164
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 569